Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

(Amendment No. 1)

of

Kayne Anderson Energy Total Return Fund, Inc.

811 Main Street, 14th floor

Houston, Texas 77002

under the

Investment Company Act of 1940

Securities Act File No. 333-172410

Investment Company Act File No. 811-21750

(1)	Title of the class of securities of Kayne Anderson Energy Total Return Fund, Inc. (the “Company”) to be redeemed:

Series A Mandatory Redeemable Preferred Shares, liquidation preference $25.00 per share (CUSIP 48660P 2#0) (the “Series A Shares”).

(2)	Date on which the securities are to be called or redeemed:

The date fixed for redemption of the Series A Shares is January 13, 2016.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Shares are to be redeemed pursuant to Section 3(a)(ii) of the Company’s Articles Supplementary for the Series A Mandatory Redeemable Preferred Shares, filed with the State Department of Assessments and Taxation of the State of Maryland on March 5, 2010 (the “Series A Articles Supplementary”). This notice is being voluntarily filed by the Company as required by Article 3 of the Series A Articles Supplementary.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 400,000 of the outstanding Series A Shares, representing an aggregate liquidation preference amount of $10,000,000.00, at a total redemption price of $10,265,455.56 and a redemption price per share of $25.663639. The redemption price per share is equal to $25.00, plus (i) accumulated but unpaid dividends of $0.163639, calculated using the current rate of 5.48% accrued (whether or not earned or declared by the Company, but excluding interest thereon) to, but not including, the redemption date; and (ii) a redemption premium equal to $0.50.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Amendment No. 1 to Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30th day of December, 2015.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

By: /s/ Terry Hart Name: Terry Hart Title: Chief Financial Officer